Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB INSTITUTIONAL FUNDS INC
Entity Central Index Key	0001018592
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000028538
Shareholder Report [Line Items]
Fund Name	AB Global Real Estate Investment Fund II
Class Name	Class I
Trading Symbol	ARIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Global Real Estate Investment Fund II (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ARIIX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended October 31, 2025, the AB Global Real Estate Investment Fund II outperformed the FTSE EPRA/NAREIT Developed Real Estate Index (net) (the “benchmark”), before sales charges. Security selection was the primary contributor to performance, with positive impacts from holdings in the health care, office, and residential sectors. Sector allocation also provided support, particularly through overweight positions in select international property companies. Currency selection had a minimal effect on overall results.

Performance was negatively affected by certain holdings in the retail and industrial sectors, as well as sector allocation to industrial and data center properties. Additionally, a number of individual security selections within the portfolio detracted from results.

During the 12-month period, the Fund used derivatives in the form or forward currency exchange contracts for hedging and investment purposes.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
	Class I	MSCI World Index (net)	FTSE EPRA/NAREIT Developed Real Estate Index (net)	FTSE NAREIT Equity REIT Index (net)
10/15	$10,000	$10,000	$10,000	$10,000
10/16	$10,404	$10,118	$10,248	$10,563
10/17	$11,300	$12,423	$10,875	$11,030
10/18	$11,505	$12,567	$10,908	$11,038
10/19	$13,979	$14,162	$13,120	$13,487
10/20	$11,350	$14,780	$10,112	$10,476
10/21	$16,114	$20,755	$14,371	$15,728
10/22	$11,944	$16,920	$10,785	$12,686
10/23	$11,666	$18,693	$10,135	$11,761
10/24	$15,212	$24,988	$13,020	$15,886
10/25	$15,851	$30,490	$13,465	$15,587

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class I	4.20%	6.91%	4.71%
MSCI World Index (net)	22.02%	15.58%	11.79%
FTSE EPRA/NAREIT Developed Real Estate Index (net)	3.42%	5.90%	3.02%
FTSE NAREIT Equity REIT Index (net)	-1.89%	8.27%	4.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 179,214,231
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 976,222
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$179,214,231
# of Portfolio Holdings	87
Portfolio Turnover Rate	37%
Total Advisory Fees Paid (Net)	$976,222

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Real Estate	97.2%
Health Care	1.3%
Capital Goods	1.0%
Short-Term Investments	2.8%
Other assets less liabilities	-2.3%
Total	100.0%

Country Breakdown (% of Net Assets)

United States	62.0%
Japan	9.4%
Australia	6.6%
United Kingdom	3.5%
Singapore	3.1%
Hong Kong	3.1%
Canada	2.1%
Sweden	2.0%
Germany	1.9%
France	1.7%
Switzerland	1.5%
Belgium	1.1%
Spain	0.7%
Israel	0.4%
Others	0.4%
Short-Term Investments	2.8%
Other assets less liabilities	-2.3%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Company	U.S. $ Value	% of Net Assets
Welltower, Inc.	$11,806,705	6.6%
Prologis, Inc.	$11,675,628	6.5%
Equinix, Inc.	$7,702,921	4.3%
Digital Realty Trust, Inc.	$7,417,947	4.1%
Simon Property Group, Inc.	$5,910,809	3.3%
Extra Space Storage, Inc.	$4,800,630	2.7%
Mid-America Apartment Communities, Inc.	$4,508,567	2.5%
Ventas, Inc.	$4,441,420	2.5%
VICI Properties, Inc.	$4,382,438	2.4%
Stockland	$4,278,338	2.4%
Total	$66,925,403	37.3%